Note 9 - Goodwill and Other Intangible, Net	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
Note
9
–
Goodwill and Other
Intangible, Net

On
August 1, 2016,
Quaint Oak Insurance Agency, LLC began operations by acquiring the renewal rights to a book of business produced and serviced by an independent insurance agency located in New Britain, Pennsylvania, that provides a broad range of personal and commercial insurance coverage solutions. The Company paid
$1.0
million for these rights. Based on a valuation,
$515,000
of the purchase price was determined to be goodwill and
$485,000
was determined to be related to the renewal rights to the book of business and deemed to be an other intangible asset. This other intangible asset is being amortized over a ten
year period based upon the annual retention rate of the book of business. The balance of other intangible asset at
December 31, 2019
was
$319,000,
net of accumulated amortization of
$166,000.
Amortization expense for the years ended
December 31, 2019
and
2018
amounted to approximately
$49,000
and
$48,000,
respectively.

Estimated amortization expense of other intangible for each of the next five
years and thereafter is as follows (in thousands):

2020	$49
2021	49
2022	49
2023	49
2024	49
Thereafter	74
Total	$319